Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2019	2020
Deductible VAT input	1,253,617	943,577
Receivables from JAC	78,132	121,012
Prepayment to vendors	88,900	83,792
Receivables from third party online payment service providers	47,592	69,009
Deposits	73,271	45,891
Other receivables	60,381	159,122
Less: Allowance for doubtful accounts	(22,635)	—
Total	1,579,258	1,422,403

Receivables from JAC mainly consist of national subsidy collected by JAC on behalf of the Group’s customers which was not paid to the Company yet as of year ends.

Prepayment to vendors mainly consist of prepayment for raw materials, prepaid rental for offices and NIO Houses, and prepaid expenses for R&D services provided by suppliers.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2020:

Months Ended
December 31, 2020
Balance as at December 31, 2019	22,635
Adoption of ASC Topic 326	3,617
Balance as at January 1, 2020	26,252
Current period provision, net	475
Current period write-offs	(22,630)
Balance as at December 31, 2020	4,097

Allowance for the prepayments and other current assets recognized for the years ended December 31, 2018 and 2019 was nil and RMB22,635, respectively.